Inventory, Net - Schedule of Inventory (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Inventory [Abstract]
Raw materials	$ 17,503	$ 22,606
Goods shipped to customer		1,914
Finished goods	48,318	46,966
Inventories, net	$ 65,821	$ 71,486